RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$1,623,764	$(152,736)	$(165,922)

Operating limited partnership rents received in advance	(9,091)	(5,565)	(3,597)

Accrued fund management fees not deducted (deducted) for tax purposes	(518,358)	138,069	134,907

Other	9,322,887	2,342,530	2,209,778

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,962,809)	(547,085)	(833,896)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,097,632)	(170,171)	(280,469)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,864,492)	(385,534)	(254,564)

Income (loss) for tax return purposes, year ended December 31, 2012	$4,494,269	$1,219,508	$806,237

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$85,976	$681,398	$1,175,048

Operating limited partnership rents received in advance	526	(212)	(243)

Accrued fund management fees not deducted (deducted) for tax purposes	(172,093)	(619,241)	-

Other	(9,062)	3,787,299	992,342

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(717,911)	(537,292)	(326,625)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,264)	(224,315)	(147,413)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,417)	(17,298)	(1,203,679)

Income (loss) for tax return purposes, year ended December 31, 2012	$(1,091,245)	$3,070,339	$489,430

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$72,041	$133,226	$(166,198)

Operating limited partnership rents received in advance	(10,156)	2,199	(1,715)

Accrued fund management fees not deducted (deducted) for tax purposes	(212,295)	(265,407)	116,741

Other	9,652,956	2,488,615	650,482

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,045,294)	(730,809)	(1,010,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,178,940)	(243,438)	(376,657)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(722,510)	472,240	(51,316)

Income (loss) for tax return purposes, year ended December 31, 2011	$3,555,802	$1,856,626	$(838,708)

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(25,508)	$169,974	$(39,453)

Operating limited partnership rents received in advance	(10,640)	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	71,531	(135,160)	-

Other	2,197,089	(428)	4,317,198

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(733,673)	(1,197,176)	(373,591)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(237,315)	(245,477)	(76,053)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,011,334)	(28,923)	(103,177)

Income (loss) for tax return purposes, year ended December 31, 2011	$250,150	$(1,437,190)	$3,724,924

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2012	$(37,176,555)	$(8,336,321)	$(11,498,827)

Estimated share of loss for the three months ended March 31, 2013	(883,274)	(111,396)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	35,033,727	7,552,909	9,782,878

Impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Historic tax credits	5,325,806	-	1,844,836

Other	10,576,858	1,659,644	2,383,534

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2012	$(7,623,374)	$(7,788,760)	$(1,929,273)

Estimated share of loss for the three months ended March 31, 2013	(418,588)	(309,042)	(44,248)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,473,233	6,478,163	3,746,544

Impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Historic tax credits	1,100,310	2,062,333	318,327

Other	2,757,265	3,730,212	46,203

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2011	$(39,842,699)	$(9,915,268)	$(12,422,684)

Estimated share of loss for the three months ended March 31, 2012	(1,012,965)	(136,871)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	40,003,128	8,366,571	9,860,741

Impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Historic tax credits	5,325,806	-	1,844,836

Other	12,830,613	2,552,977	3,578,492

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2011	$(6,285,101)	$(9,967,872)	$(1,251,774)

Estimated share of loss for the three months ended March 31, 2012	(467,481)	(357,422)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,800,814	9,565,423	5,409,579

Impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,448,046	3,060,601	190,497

Investments in operating limited partnerships - as reported	$-	$-	$-